Employee Benefit Plans Summary of all Directors' Restricted Stock Activity (Detail) - $ / shares	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Employee Restricted Equity Awards
Number of Shares
Beginning of year	7,725,227	9,051,564	9,918,575
Add (deduct):
Granted	1,870,660	2,489,976	3,542,984
Vested	(2,422,700)	(3,682,644)	(4,228,673)
Forfeited	(221,814)	(133,669)	(181,322)
End of year	6,951,373	7,725,227	9,051,564
Weighted Average Grant Date Fair Value
Beginning of year	$ 23.37	$ 21.27	$ 20.13
Granted	31.54	25.20	19.32
Vested	21.50	19.53	16.99
Forfeited	24.64	21.63	20.75
End of year	$ 26.18	$ 23.37	$ 21.27
Non Employee Director Restricted Equity Awards
Number of Shares
Beginning of year	89,427	81,579	93,254
Add (deduct):
Granted	55,839	89,427	90,649
Vested	(89,427)	(81,579)	(93,254)
Forfeited	0	0	(9,070)
End of year	55,839	89,427	81,579
Weighted Average Grant Date Fair Value
Beginning of year	$ 27.23	$ 25.45	$ 26.19
Granted	33.24	27.23	25.44
Vested	27.23	25.45	26.19
Forfeited		0.00	25.36
End of year	$ 33.24	$ 27.23	$ 25.45
Dividend Equivalent Units | Employee Restricted Equity Awards
Add (deduct):
Granted	165,045	196,947	538,749
Weighted Average Grant Date Fair Value
Granted	$ 0	$ 0	$ 0